Operating Lease Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2025
Operating Lease Right-of-Use Assets and Operating Lease Liabilities [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

13. OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

Operating lease:

Our operating leases primarily consist of leases of plants and staff dormitory for lease terms range from three to six years. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease ROU assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$

Operating lease right-of-use assets, net	6,960,066	25,679,797	3,299,346

Current operating lease liabilities	2,270,289	5,113,112	656,934
Non-current operating lease liabilities	4,689,777	20,566,685	2,642,412
Total operating lease liabilities	6,960,066	25,679,797	3,299,346

Operating lease expenses for the years ended December 31, 2023, 2024 and 2025 were HK$4,506,615, HK$4,677,773 and HK$5,145,080 (approximately US$661,041), respectively.

Maturities of operating lease liabilities as of December 31, 2024 and 2025 were as follows:

For the years ending December 31,	HK$	US$
2026	6,135,527	788,294
2027	5,954,189	764,995
2028	5,113,884	657,033
2029	5,266,904	676,693
2030	4,796,315	616,232
Thereafter	1,349,182	173,343
Total	28,616,001	3,676,590
Less: imputed interest	(2,936,204)	(377,244)
Present value of operating lease liabilities	25,679,797	3,299,346
Less: current portion of lease obligation	(5,113,112)	(656,934)
	20,566,685	2,642,412

Other supplemental information about our operating lease as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Weighted average discount rate	4.4%	4.5%
Weighted average remaining lease term (years)	4.17	4.7